Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 5 — Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2025	2024

Office Furniture & Equipment *	$40,714	$49,370
Less: accumulated depreciation	(14,902)	(16,291)
Total	$25,812	$33,079

*	Partial office equipment has been fully depreciated and disposed during 2025.

Depreciation expense for the years ended December 31, 2025 and 2024 amounted to $8,052 and $8,575, respectively.